Other (Losses)/Gains - Net	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other (losses)/gains – net
7.	Other (losses)/gains – net

	2021	2020	2019
	$’000	$’000	$’000
Loss on disposal of plant and equipment and intangible assets	(3)	(187)	(198)
Currency translation loss	(812)	(1,323)	(972)
Fair value (loss)/gain on derivative financial liabilities (Note 26(e))	—	1,313	(525)
Fair value (loss)/gain on Series B, D1, E, and F conversion option (Note 26(e))	(124,146)	15,051	(15,991)
Fair value loss on contingent consideration (Note 26(e))	—	(174)	(705)

	(124,961)	14,680	(18,391)